Share Capital (Earnings Per Common Share) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share Capital [Abstract]
Net Earnings (Loss)	$ 236	$ (2,794)	$ 5
Weighted Average Common Shares Outstanding - Basic	737.7	736.3	736.3
Effect of Dilutive Securities			0.9
Weighted Average Common Shares Outstanding - Diluted	737.7	736.3	737.2
Net Earnings (Loss) per Common Share, Basic	$ 0.32	$ (3.79)	$ 0.01
Net Earnings (Loss) per Common Share, Diluted	$ 0.32	$ (3.79)	$ 0.01